                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2007

Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Capital Investors, LLC*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael F. Goss
Title:  Managing Director and Chief Operating Officer
Phone:  (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Michael F. Goss       Boston, MA                5/15/07
 ------------------------  ------------------------  ------------------------
 [Signature]               [City, State]             [Date]
--------
* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, and (vi) general partner of Bain Capital Integral Investors II, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number           Name
     --------------------           ----
     28-

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     8
Form 13F Information Table Entry Total:                9
Form 13F Information Table Value Total:        2,314,014
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No. Form 13F File Number Name
 --- -------------------- ----
  1.       28-11209       Bain Capital VI Coinvestment Fund, L.P.

  2.       28-11662       Bain Capital VII Coinvestment Fund, LLC

  3.       28-11661       Bain Capital VII Coinvestment Fund, L.P.

  4.       28-11264       Bain Capital Fund VI, L.P.

  5.       28-11659       Bain Capital Integral Investors, LLC

  6.       28-11188       Bain Capital Partners VI, L.P.

  7.       28-11660       Bain Capital Partners VII, L.P.

  8.       28-12292       Bain Capital Integral Investors II, L.P.

                         Bain Capital Investors, LLC.
                   Form 13F Information Table as of 3/31/07

          Column 1                Column 2    Column 3   Column 4      Column 5  Column 6  Column 7     Column 8
          --------             -------------- --------- ----------     -------- ---------- -------- ----------------
                                                                                                    Voting Authority
                                                        Shares or       Value   Investment  Other   ----------------
Name of Issuer                 Title of Class  Cusip    Prn Amount     (x$1000) Discretion Managers Sole Shared None
--------------                 -------------- --------- ----------     -------- ---------- -------- ---- ------ ----
BURGER KING HLDGS INC               COM       121208201 25,274,221 SH  545,923     Sole              X
DOMINOS PIZZA INC                   COM       25754A201 15,483,091 SH  502,736     Sole              X
ESCHELON TELECOM INC                COM       296290109  3,670,394 SH  106,074     Sole              X
INNOPHOS HOLDINGS INC               COM       45774N108 10,088,040 SH  174,422     Sole              X
SMTC CORP                         COM NEW     832682207    640,368 SH    1,851     Sole              X
TALEO CORP                          CL A      87424N104    465,936 SH    7,725     Sole              X
VONAGE HLDGS CORP                   COM       92886T201    247,371 SH      853     Sole              X
WARNER CHILCOTT LIMITED           COM CL A    G9435N108 38,045,414 SH  563,453     Sole              X
WARNER MUSIC GROUP CORP             COM       934550104 24,090,064 SH  410,976     Sole              X